Fair Value Measurement (Details 4) - Warrants [Member]	Dec. 31, 2019 USD ($) Contracts	Dec. 31, 2018 USD ($) Contracts
Equity Price
Notional Amounts | $	$ 265,576	$ 218,270
Number of Contracts | Contracts	2,234,373	2,257,682